CONTINGENCIES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Contractual Obligations [Line Items]
Legal provision	$ 10,300	$ 10,300	$ 6,400
Indemnification asset	39,844	39,844	0
Total income tax expense		150,228	$ 273,016
Nicaragua
Contractual Obligations [Line Items]
Settlement agreement, tax obligation payable	37,900	37,900
Settlement agreement, interest and penalties	10,500	10,500
Payments for income tax settlement	18,400
Calibre Acquisition
Contractual Obligations [Line Items]
Fair value of acquired tax obligation	$ 37,400	$ 37,400